Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29106
Entity Registrant Name	Golden Ocean Group Limited
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Par-la-Ville Place
Entity Address, Address Line Two	14 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
Title of 12(b) Security	Common Shares, Par Value $0.05 Per Share
Trading Symbol	GOGL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	199,628,293
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001029145
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Par-la-Ville Place
Entity Address, Address Line Two	14 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
Contact Personnel Name	James Ayers
City Area Code	441
Local Phone Number	2956935
Contact Personnel Fax Number	(1) 441 295 3494